Shareholder Fees - FidelitySimplicityRMDFunds-RetailComboPRO	Sep. 28, 2024 USD ($)
FidelitySimplicityRMDFunds-RetailComboPRO | Fidelity Simplicity RMD Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none